RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related parties		$ 10,562,498	$ 75,713,936
Machinery transferred		20,000	20,000	$ 2,100,000
Amounts due to related parties		6,321,062	9,120,781
Forgiveness of interest owe to a related party		0	0	2,436,882
Due from Related Parties, Noncurrent		71,964,325	0
CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Term period of settlement for prepayment balance	1 year
Borrowings		0	0	(28,713,240)	$ 116,900,000
Repayment		0	0	38,259,000	$ 107,400,000
Amount of prepayment balance settled through inventory supplies or return of cash	$ 75,000,000	70,000,000	75,000,000
Loan to related party				$ 44,300,000
Due from Related Parties, Noncurrent		66,137,486	0
Non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			12,333,542
Amounts due to related parties		916,073	4,696,075
Due from Related Parties, Noncurrent		5,826,839	0
Non-trade related balance [Member] | Nanjing, PRC to Turkey through China Electric Equipment Group Co., Ltd. and the others mainly pertains to Eco Energy s.r.l's [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		2,288,137	3,958,029
Non-trade related balance [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		900,000	3,600,000
Non-trade related balance [Member] | China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Related Party Transaction [Line Items]
Amounts due from related parties			6,180,174
Non Current Trade Related Balances [Member] | China Sunergy Nanjing Solar Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Noncurrent		5,826,839	$ 0
current non-trade related balance [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		$ 7,626,450